Equity (Tables)	12 Months Ended
Dec. 31, 2023
Equity
Schedule of composition of the ecopetrol business group's reserves

	2023	2022
Legal reserve	9,747,885	6,407,256
Fiscal and statutory reserves	509,082	509,082
Occasional reserves	7,665,758	1,982,295
	17,922,725	8,898,633

Schedule of balance of movement of the equity reserves

	2023	2022
Opening balance	8,898,633	10,624,229
Release of reserves	(2,491,377)	(5,886,441)
Allocation to reserves	11,515,469	11,068,450
Dividends declared	—	(6,907,605)
Closing balance	17,922,725	8,898,633

Schedule of dividends paid

	2023	2022	2021
Ecopetrol S.A.	2,747,231	11,622,778	696,387
Interconexión Eléctrica S.A. ESP	1,506,799	572,260	790,532
Oleoducto Central S.A. - Ocensa	809,302	752,530	682,615
Invercolsa S.A.	254,464	179,202	150,333
Oleoducto de los Llanos Orientales S.A. - ODL	171,290	138,939	147,056
Oleoducto de Colombia S.A. - ODC	81,790	91,238	86,594
Oleoducto Bicentenario de Colombia S.A.S. - OBC	—	—	217,770
Total	5,570,876	13,356,947	2,771,287

Schedule of composition of the other comprehensive results attributable to the shareholders

	2023	2022	2021
Foreign currency translation	15,055,305	28,816,983	17,244,255
Hedge of a net investment in a foreign operation	(3,165,320)	(9,219,271)	(4,364,466)
Actuarial gain on defined benefit plans	(3,942,417)	(1,331,361)	(517,278)
Cash flow hedges for future exports	601,744	(2,473,999)	(945,250)
Cash flow hedge with derivative instruments	124,384	1,290	(61,502)
Others	952	3,077	2,135
	8,674,648	15,796,719	11,357,894

Schedule of earnings per share

	2023		2022		2021
Profit attributable to Ecopetrol’s shareholders		21,060,798		31,604,781		15,649,143
Weighted average number of outstanding shares		41,116,694,690		41,116,694,690		41,116,694,690
Net basic earnings per share (Colombian pesos)	COP$	512.2	COP$	768.7	COP$	380.6